Document and Entity Information	May 08, 2020
Document And Entity Information [Line Items]
Entity Address, Country	IE
Amendment Flag	false
Entity Central Index Key	0001578845
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Registrant Name	ALLERGAN PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-36867
Entity Tax Identification Number	98-1114402
Entity Address, Address Line One	Clonshaugh Business and Technology Park
Entity Address, Address Line Two	Coolock
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D17 E400
City Area Code	(862)
Local Phone Number	261-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Trading Symbol	AGN
Security 12b Title	Ordinary Share, par value $0.0001 per share
Security Exchange Name	NYSE
Floating Rate Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Trading Symbol	AGN20A
Security 12b Title	Floating rate notes due 2020
Security Exchange Name	NYSE
Zero Point Five Zero Zero Percentage Notes Due Two Thousand Twenty One [Member]
Document And Entity Information [Line Items]
Trading Symbol	AGN21
Security 12b Title	0.500% notes due 2021
Security Exchange Name	NYSE
One Point Five Zero Zero Percentage Notes Due Two Thousand Twenty Three [Member]
Document And Entity Information [Line Items]
Trading Symbol	AGN23A
Security 12b Title	1.500% notes due 2023
Security Exchange Name	NYSE
One Point Two Five Zero Percentage Notes Due Two Thousand Twenty Four [Member]
Document And Entity Information [Line Items]
Trading Symbol	AGN24A
Security 12b Title	1.250% notes due 2024
Security Exchange Name	NYSE
Two Point Six Two Five Percentage Notes Due Two Thousand Twenty Eight [Member]
Document And Entity Information [Line Items]
Trading Symbol	AGN28
Security 12b Title	2.625% notes due 2028
Security Exchange Name	NYSE
Two Point One Two Five Percentage Notes Due Two Thousand Twenty Nine [Member]
Document And Entity Information [Line Items]
Trading Symbol	AGN29
Security 12b Title	2.125% notes due 2029
Security Exchange Name	NYSE